As filed with the Securities and Exchange Commission on May 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Olstein All Cap Value Fund
Schedule of Investments as of March 31, 2015 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Aerospace & Defense - 1.8%
Esterline Technologies Corporation (a)	59,000	$6,750,780
United Technologies Corporation	64,000	7,500,800
		14,251,580
Airlines - 2.6%
Alaska Air Group, Inc.	37,000	2,448,660
Delta Air Lines, Inc.	197,000	8,857,120
Spirit Airlines, Inc. (a)	118,000	9,128,480
		20,434,260
Auto Components - 2.2%
Delphi Automotive PLC (b)	99,000	7,894,260
Dorman Products, Inc. (a)	110,000	5,472,500
Johnson Controls, Inc.	80,000	4,035,200
		17,401,960
Auto Manufacturers - 2.1%
General Motors Company	274,000	10,275,000
Oshkosh Corporation	133,000	6,489,070
		16,764,070
Beverages - 0.7%
PepsiCo, Inc.	62,000	5,928,440

Building Products - 0.8%
Masco Corporation	229,000	6,114,300

Capital Markets - 2.5%
Janus Capital Group Inc.	460,000	7,907,400
Legg Mason, Inc.	216,000	11,923,200
		19,830,600
Chemicals - 1.0%
Sensient Technologies Corporation	116,000	7,990,080

Commercial Banks - 6.1%
The Bank of New York Mellon Corporation	236,000	9,496,640
BB&T Corporation	216,000	8,421,840
Citizens Financial Group Inc.	241,000	5,815,330
Fifth Third Bancorp	464,000	8,746,400
First Niagara Financial Group, Inc.	686,000	6,064,240
U.S. Bancorp	229,000	10,000,430
		48,544,880
Commercial Services & Supplies - 3.6%
ABM Industries Incorporated	330,000	10,513,800
ADT Corp.	97,000	4,027,440
Avery Dennison Corporation	101,000	5,343,910
Towers Watson & Co. - Class A	64,000	8,459,840
		28,344,990
Communications Equipment - 1.9%
Cisco Systems, Inc.	308,000	8,477,700
QUALCOMM Incorporated	99,000	6,864,660
		15,342,360
Computers & Peripherals - 2.6%
Apple Inc.	84,000	10,452,120
Teradata Corporation (a)	236,000	10,417,040
		20,869,160

Consumer Finance - 1.3%
Equifax Inc.	52,000	4,836,000
MasterCard, Inc. - Class A	67,000	5,788,130
		10,624,130
Containers & Packaging - 2.9%
Owens-Illinois, Inc. (a)	315,000	7,345,800
Packaging Corporation of America	51,000	3,987,690
Rock-Tenn Company - Class A	89,000	5,740,500
Sealed Air Corporation	135,000	6,150,600
		23,224,590
Diversified Financial Services - 3.1%
Franklin Resources, Inc.	230,000	11,803,600
Invesco Ltd. (b)	316,000	12,542,040
		24,345,640
E-Commerce - 1.0%
eBay Inc. (a)	144,000	8,305,920

Electronic Equipment & Instruments - 2.4%
Itron, Inc. (a)	233,000	8,506,830
Keysight Technologies, Inc. (a)	121,000	4,495,150
TE Connectivity Ltd. (b)	82,000	5,872,840
		18,874,820
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc.	172,000	8,598,280

Food & Drug Retailers - 0.7%
CVS Caremark Corporation	57,000	5,882,970

Health Care Equipment & Supplies - 4.7%
Becton, Dickinson and Company	41,000	5,887,190
Intuitive Surgical, Inc. (a)	11,000	5,555,330
Medtronic, PLC (b)	134,000	10,450,660
Stryker Corporation	73,000	6,734,250
Zimmer Holdings, Inc.	71,000	8,343,920
		36,971,350
Health Care Products - 0.9%
Johnson & Johnson	71,000	7,142,600

Health Care Providers & Services - 3.1%
HCA Holdings, Inc. (a)	62,000	4,664,260
Patterson Companies Inc.	122,000	5,952,380
UnitedHealth Group Incorporated	57,000	6,742,530
Universal Health Services, Inc. - Class B	62,000	7,298,020
		24,657,190
Household Durables - 1.5%
Harman International Industries, Incorporated	89,000	11,893,070

Industrial Conglomerates - 1.3%
General Electric Company	410,000	10,172,100

Industrial Equipment Wholesale - 1.3%
WESCO International, Inc. (a)	151,000	10,553,390

Insurance - 3.5%
Aon PLC (b)	89,000	8,554,680
The Chubb Corporation	51,000	5,156,100
Marsh & McLennan Companies, Inc.	136,000	7,628,240
The Travelers Companies, Inc.	56,000	6,055,280
		27,394,300
Machinery - 6.3%
Deere & Company	42,000	3,682,980
Dover Corporation	130,000	8,985,600
Ingersoll-Rand PLC (b)	94,000	6,399,520
Joy Global Inc.	105,000	4,113,900
Parker-Hannifin Corporation	55,000	6,532,900
Pentair PLC (b)	106,000	6,666,340
Regal Beloit Corporation	108,000	8,631,360
Xylem Inc.	143,400	5,021,868
		50,034,468
Media - 4.5%
Comcast Corporation - Class A	184,000	10,390,480
Discovery Communications, Inc. - Class C (a)	305,000	8,989,875
Twenty-First Century Fox, Inc. - Class B	308,000	10,127,040
Viacom Inc. - Class B	90,000	6,147,000
		35,654,395
Miscellaneous Manufacturing - 1.0%
Smith & Wesson Holding Corporation (a)	603,000	7,676,190

Multiline Retail - 2.9%
Dillard's, Inc. - Class A	58,000	7,917,580
Kohls Corporation	79,000	6,181,750
Macy's, Inc.	138,000	8,957,580
		23,056,910
Oil & Gas - 0.6%
Exxon Mobil Corporation	54,000	4,590,000

Pharmaceuticals - 1.9%
Abbott Laboratories	179,000	8,293,070
Zoetis Inc.	141,000	6,526,890
		14,819,960
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Incorporated	23,000	3,919,200

Restaurants - 0.7%
The Wendy's Company	540,000	5,886,000

Semiconductor & Semiconductor Equipment - 3.4%
Entegris, Inc. (a)	284,000	3,887,960
Intel Corporation	403,000	12,601,810
NVIDIA Corporation	315,000	6,591,375
Vishay Intertechnology, Inc.	278,000	3,841,960
		26,923,105
Software - 2.2%
Microsoft Corporation	154,000	6,260,870
Oracle Corporation	257,000	11,089,550
		17,350,420

Specialty Retail - 4.9%
Bed Bath & Beyond Inc. (a)	80,000	6,142,000
Big Lots, Inc.	149,000	7,156,470
DSW Inc. - Class A	142,000	5,236,960
Express, Inc. (a)	357,499	5,909,458
Lowe's Companies, Inc.	82,000	6,099,980
Vitamin Shoppe, Inc. (a)	204,000	8,402,760
		38,947,628
Telecommunications - 2.8%
AT&T Inc.	246,000	8,031,900
Corning Incorporated	240,000	5,443,200
Verizon Communications, Inc.	173,000	8,412,990
		21,888,090
Textiles, Apparel & Luxury Goods - 2.5%
Fossil Group, Inc. (a)	120,000	9,894,000
Ralph Lauren Corporation - Class A	47,000	6,180,500
UniFirst Corporation	31,000	3,648,390
		19,722,890
Transportation Equipment - 1.4%
The Greenbrier Companies, Inc.	187,000	10,846,000
TOTAL COMMON STOCKS (Cost $622,912,208)		731,772,286

SHORT-TERM INVESTMENTS - 7.7%
Money Market Mutual Funds (c) - 7.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.10%	16,910,588	16,910,588
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.08%	44,601,125	44,601,125
TOTAL SHORT-TERM INVESTMENTS (Cost $61,511,713)		61,511,713

TOTAL INVESTMENTS - 100.0%
(Cost $684,423,921)		793,283,999
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(340,063)
TOTAL NET ASSETS - 100.0%		$792,943,936

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$684,423,921
	Gross unrealized appreciation	$123,994,018
	Gross unrealized depreciation	(15,133,940)
	Net unrealized appreciation	$108,860,078

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Olstein Strategic Opportunities Fund
Schedule of Investments as of March 31, 2015 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace & Defense - 1.6%
Esterline Technologies Corporation (a)	28,000	$3,203,760

Airlines - 3.0%
Spirit Airlines, Inc. (a)	79,000	6,111,440

Auto Components - 7.2%
Dorman Products, Inc. (a)	85,000	4,228,750
Fox Factory Holding Corp. (a)	226,000	3,466,840
Miller Industries, Inc.	76,000	1,862,000
Standard Motor Products, Inc.	118,000	4,986,680
		14,544,270
Auto Manufacturers - 2.4%
Oshkosh Corporation	101,000	4,927,790

Capital Markets - 4.6%
Janus Capital Group Inc.	300,000	5,157,000
Legg Mason, Inc.	75,000	4,140,000
		9,297,000
Chemicals - 1.7%
Sensient Technologies Corporation	49,000	3,375,120

Commercial Banks - 2.1%
First Niagara Financial Group, Inc.	475,000	4,199,000

Commercial Services & Supplies - 6.5%
ABM Industries Incorporated	148,000	4,715,280
ADT Corp.	79,000	3,280,080
Brady Corporation - Class A	155,000	4,384,950
Steelcase Inc. - Class A	34,000	643,960
		13,024,270
Communications Equipment - 1.2%
Harmonic Inc. (a)	320,000	2,371,200

Computers & Peripherals - 2.9%
Teradata Corporation (a)	132,000	5,826,480

Containers & Packaging - 3.7%
Owens-Illinois, Inc. (a)	190,000	4,430,800
Sealed Air Corporation	64,000	2,915,840
		7,346,640
Electronic Equipment & Instruments - 6.9%
Daktronics, Inc.	432,000	4,669,920
GSI Group Inc. (a) (b)	325,000	4,329,000
Itron, Inc. (a)	132,000	4,819,320
		13,818,240
Environmental Control - 2.1%
CECO Environmental Corp.	400,000	4,244,000

Health Care Products - 1.8%
Integra LifeSciences Holdings Corporation (a)	60,000	3,699,000

Health Care Providers & Services - 1.8%
Patterson Companies Inc.	76,000	3,708,040

Household Durables - 5.4%
Harman International Industries, Incorporated	54,000	7,216,020
Lifetime Brands, Inc.	244,000	3,728,320
		10,944,340
Industrial Equipment Wholesale - 3.1%
WESCO International, Inc. (a)	88,000	6,150,320

Machinery - 8.6%
Blount International, Inc. (a)	251,000	3,232,880
Federal Signal Corporation	195,000	3,079,050
Joy Global Inc.	80,000	3,134,400
Kadant Inc.	40,000	2,104,400
Regal Beloit Corporation	52,000	4,155,840
Xylem Inc.	47,600	1,666,952
		17,373,522
Miscellaneous Manufacturing - 2.5%
Smith & Wesson Holding Corporation (a)	393,800	5,013,074

Multiline Retail - 4.5%
Dillard's, Inc. - Class A	29,000	3,958,790
Macy's, Inc.	77,000	4,998,070
		8,956,860
Real Estate Management & Development - 1.1%
Jones Lang LaSalle Incorporated	13,000	2,215,200

Restaurants - 4.0%
Potbelly Corporation (a)	235,000	3,219,500
The Wendy's Company	445,000	4,850,500
		8,070,000
Semiconductor & Semiconductor Equipment - 2.7%
Entegris, Inc. (a)	209,000	2,861,210
Vishay Intertechnology, Inc.	184,000	2,542,880
		5,404,090
Specialty Retail - 8.1%
Big Lots, Inc.	85,000	4,082,550
DSW Inc. - Class A	86,000	3,171,680
Express, Inc. (a)	195,000	3,223,350
Vitamin Shoppe, Inc. (a)	140,000	5,766,600
		16,244,180
Textiles, Apparel & Luxury Goods - 2.4%
Culp, Inc.	109,000	2,915,750
UniFirst Corporation	17,000	2,000,730
		4,916,480
Transportation Equipment - 4.6%
The Greenbrier Companies, Inc.	98,000	5,684,000
Wabash National Corporation (a)	260,000	3,666,000
		9,350,000
TOTAL COMMON STOCKS (Cost $170,396,362)		194,334,316

SHORT-TERM INVESTMENTS - 3.3%
Money Market Mutual Funds (c) - 3.3%
Fidelity Institutional Money Market Portfolio - Class I, 0.10%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.08%	6,393,863	6,393,863
TOTAL SHORT-TERM INVESTMENTS (Cost $6,669,572)		6,669,572

TOTAL INVESTMENTS - 99.8%
(Cost $177,065,934)	201,003,888
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	405,212
TOTAL NET ASSETS - 100.0%	$201,409,100

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Cost of investments	$177,065,934
	Gross unrealized appreciation	$28,368,537
	Gross unrealized depreciation	(4,430,583)
	Net unrealized appreciation	$23,937,954

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2015 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Industrials	$187,973,978	$-	$-	$187,973,978
Consumer Discretionary	185,963,734	-	-	185,963,734
Financials	129,822,750	-	-	129,822,750
Information Technology	103,026,325	-	-	103,026,325
Health Care	68,771,140	-	-	68,771,140
Materials	31,214,670	-	-	31,214,670
Energy	13,188,280	-	-	13,188,280
Consumer Staples	11,811,409	-	-	11,811,409
Total Equity	731,772,286	-	-	731,772,286
Short-Term Investments	61,511,713	-	-	61,511,713
Total Investments in Securities	$793,283,999	$-	$-	$793,283,999

Strategic Fund
Equity
Industrials	$81,089,376	$-	$-	$81,089,376
Consumer Discretionary	63,676,130	-	-	63,676,130
Information Technology	15,728,810	-	-	15,728,810
Financials	15,711,200	-	-	15,711,200
Materials	10,721,760	-	-	10,721,760
Health Care	7,407,040	-	-	7,407,040
Total Equity	194,334,316	-	-	194,334,316
Short-Term Investments	6,669,572	-	-	6,669,572
Total Investments in Securities	$201,003,888	$-	$-	$201,003,888

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title           /s/ Robert A. Olstein
Robert A. Olstein, President

Date         5/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Robert A. Olstein
Robert A. Olstein, President

Date        5/27/2015

By (Signature and Title)          /s/ Michael Luper
Michael Luper, Treasurer

Date        5/27/2015